UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2019 (Unaudited)

INVESTMENT COMPANIES - 88.15%	Shares	Value
Closed-End Funds - 81.73%
Aberdeen Asia-Pacific Income Fund, Inc.	407,108	$1,705,783
Aberdeen Emerging Markets Equity Income Fund, Inc.	161,825	1,126,302
Aberdeen Japan Equity Fund, Inc.	114,992	837,142
Adams Diversified Equity Fund, Inc.	376,772	5,968,068
Adams Natural Resources Fund, Inc.	80,888	1,280,457
BlackRock Credit Allocation Income Trust	271,728	3,700,935
Boulder Growth & Income Fund, Inc.	670,080	7,504,896
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	628,904	7,609,738
Central Securities Corp.	344,556	10,819,058
Dividend and Income Fund	339,290	4,054,516
DTF Tax-Free Income, Inc.	183,311	2,652,510
Eaton Vance Floating-Rate Income Plus Fund	94,951	1,444,205
First Trust Aberdeen Global Opportunity Income Fund	42,670	450,595
First Trust High Income Long/Short Fund	28,248	428,240
Franklin Universal Trust	184,643	1,392,208
General American Investors Co., Inc.	287,339	10,444,773
Highland Global Allocation Fund/CEF	155,119	1,589,970
Highland Income Fund	73,656	983,308
Invesco Dynamic Credit Opportunities Fund	506,794	5,579,802
Invesco High Income Trust II	113,735	1,628,685
Invesco Senior Income Trust	519,847	2,183,357
Japan Smaller Capitalization Fund, Inc.	352,923	3,095,135
Latin American Discovery Fund Escrow (a)	71,179	0
Mexico Equity & Income Fund, Inc.	131,107	1,378,970
NexPoint Strategic Opportunities Fund	75,789	1,358,897
Nuveen Connecticut Quality Municipal Income Fund	428,312	5,747,947
Nuveen Credit Strategies Income Fund	67,461	504,608
Nuveen Ohio Quality Municipal Income Fund	105,118	1,658,762
Pioneer Diversified High Income Trust	96,162	1,394,349
Royce Global Value Trust, Inc.	190,263	1,925,462
Source Capital, Inc.	185,099	6,758,816
Taiwan Fund, Inc. (a)	172,559	3,187,165
The Swiss Helvetia Fund, Inc. (a)	61,192	491,372
Vertical Capital Income Fund	310,486	3,315,990
Western Asset Corporate Loan Fund, Inc.	297,331	2,821,671
Western Asset Global High Income Fund, Inc.	59,889	594,698
Western Asset High Income Opportunity Fund, Inc.	190,723	963,151
		108,581,541
Business Development Companies - 6.42%
Alcentra Capital Corp.	227,217	2,019,959
Apollo Investment Corp.	51,400	827,026
Barings BDC, Inc.	97,359	988,194
Equus Total Return, Inc. (a)	106,919	172,139
FS KKR Capital Corp.	284,713	1,659,877
Garrison Capital, Inc.	33,076	228,555
MVC Capital, Inc.	239,975	2,135,777
OHA Investment Corp.	7,276	9,459
WhiteHorse Finance, Inc.	34,630	482,396
		8,523,382
Total Investment Companies (Cost $110,380,592)		117,104,923

PREFERRED STOCKS - 3.76%
Real Estate Investment Trusts - 2.59%
Brookfield DTLA Fund Office Trust Investor, Inc. - Series A, 7.625%	171,723	3,434,460
Thrifts & Mortgage Finance - 1.17%
Sachem Capital Corp., 7.125%	60,000	1,559,340
Total Preferred Stocks (Cost $5,970,241)		4,993,800

OTHER COMMON STOCKS - 4.42%
Biotechnology - 0.03%
Xynomic Pharmaceuticals Holdings, Inc. (a)	10,000	44,000
Professional Services - 2.69%
Hill International, Inc. (a)	1,195,255	3,573,812
Real Estate Investment Trusts - 1.09%
Brookfield Property REIT, Inc.	70,751	1,442,613
Real Estate Management & Development - 0.57%
Trinity Place Holdings, Inc. (a)	190,851	763,404
Software - 0.01%
Phunware, Inc. (a)	4,488	6,463
Specialty Retail - 0.03%
Kaixin Auto Holdings (a)(f)	25,000	45,000
Total Other Common Stocks (Cost $7,989,515)		5,875,292

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 26.88% (a)
Acamar Partners Acquisition Corp.	79,998	780,780
Acamar Partners Acquisition Corp. Units	2	20
Agba Acquisition Ltd. (f)	51,750	514,913
Alberton Acquisition Corp. (f)	100,000	1,025,000
Allegro Merger Corp.	200,080	2,024,810
AMCI Acquisition Corp.	50,000	501,500
Andina Acquisition Corp. III (f)	120,950	1,208,291
Apex Technology Acquisition Corp. Units	109,400	1,114,786
B Riley Principal Merger Corp.	35,000	346,850
Boxwood Merger Corp.	50,000	503,750
CF Finance Acquisition Corp.	40,000	404,400
Churchill Capital Corp. II	88,662	888,393
Churchill Capital Corp. II Units	1	11
DFB Healthcare Acquisitions Corp.	49,998	508,980
DFB Healthcare Acquisitions Corp. Units	2	21
DiamondPeak Holdings Corp. Units	2	20
DiamondPeak Holdings Corp.	72,597	712,903
Edtechx Holdings Acquisition Corp.	40,325	409,299
Fellazo, Inc. Units (f)	130,000	1,294,800
Forum Merger II Corp.	113,939	1,151,923
GigCapital2, Inc.	102,250	1,005,117
Gordon Pointe Acquisition Corp.	106,000	1,109,820
Graf Industrial Corp. Units	2,800	28,840
Haymaker Acquisition Corp. II	40,341	399,376
Haymaker Acquisition Corp. II Units	1	10
HL Acquisitions Corp. (f)	34,456	350,762
Landcadia Holdings II, Inc.	69,000	674,130
Legacy Acquisition Corp.	137,500	1,402,500
Leisure Acquisition Corp.	133,138	1,360,670
LF Capital Acquisition Corp.	136,900	1,404,594
Longevity Acquisition Corp. (f)	63,286	652,479
Monocle Acquisition Corp.	59,500	592,620
Mudrick Capital Acquisition Corp.	49,182	501,165
Netfin Acquisition Corp. Units (f)	44,800	452,032
New Providence Acquisition Corp. Units	123,100	1,242,264
Orisun Acquisition Corp. Units	70,000	700,000
Pivotal Investment Corp. II Units	25,000	254,500
Pure Acquisition Corp.	69,826	715,716
RMG Acquisition Corp. Units	116,400	1,174,476
SC Health Corp. Units (f)	45,715	473,150
Schultze Special Purpose Acquisition Corp. Units	50,000	517,500
Sentinel Energy Services, Inc.	55,000	564,850
Social Capital Hedosophia Holdings Corp. (f)	100,000	1,070,000
Tenzing Acquisition Corp. (f)	54,305	562,057
Tiberius Acquisition Corp.	113,800	1,165,312
Tottenham Acquisition I Ltd. (f)	12,474	128,357
Trinity Merger Corp.	101,866	1,063,481
Tuscan Holdings Corp. II	240,032	2,354,714
VectoIQ Acquisition Corp.	38,325	391,298
Total Special Purpose Acquisition Vehicles (Cost $34,517,917)		35,703,240

	Shares
LIQUIDATING TRUSTS - 0.13% (a)(c)(e)(g)
Crossroads Liquidating Trust	292,681	84,146
Winthrop Realty Trust	295,985	88,795
Total Liquidating Trusts (Cost $1,496,965)		172,941

	Principal
	Amount
CONVERTIBLE NOTES - 1.45%
Emergent Capital, Inc. (b)(h)
5.000%, 02/15/2023	$3,206,898	1,918,751
Total Convertible Notes (Cost $3,078,860)		1,918,751

CORPORATE NOTES - 4.57% (b)
Great Elm Capital Corp.
6.500%, 09/18/2022	32,735	825,904
6.750%, 01/31/2025	6,685	167,593
MVC Capital, Inc.
6.250%, 11/30/2022	200,000	5,080,000
Total Corporate Notes (Cost $5,985,500)		6,073,497

SENIOR SECURED NOTES - 1.05%
Emergent Capital, Inc. (b)(c)(e)
8.500%, 07/28/2021	1,600,000	1,400,000
Total Senior Secured Notes (Cost $1,600,000)		1,400,000

	Shares
WARRANTS - 0.95% (a)
Acamar Partners Acquisition Corp.
Expiration: February 2026	26,666	14,933
Exercise Price: $11.50
Agba Acquisition Ltd.
Expiration: May 2024	51,750	4,140
Exercise Price: $11.50 (f)
Alberton Acquisition Corp.
Expiration: November 2023	70,000	7,700
Exercise Price: $11.50 (f)
Allegro Merger Corp.
Expiration: January 2025	200,080	44,018
Exercise Price: $11.50
AMCI Acquisition Corp.
Expiration: October 2025	50,000	17,500
Exercise Price: $11.50
Andina Acquisition Corp. III
Expiration: March 2024	120,950	24,214
Exercise Price: $11.50 (f)
B Riley Principal Merger Corp.
Expiration: April 2024	17,500	7,875
Exercise Price: $11.50
Big Rock Partners Acquisition Corp.
Expiration: December 2022	55,801	9,486
Exercise Price: $11.50
Bioceres Crop Solutions Corp.
Expiration: March 2024	68,763	23,372
Exercise Price: $11.50 (f)
Boxwood Merger Corp.
Expiration: November 2025	50,000	35,000
Exercise Price: $11.50
CF Finance Acquisition Corp.
Expiration: April 2025	30,000	19,500
Exercise Price: $11.50
Churchill Capital Corp. II
Expiration: July 2024	29,554	42,853
Exercise Price: $11.50
DFB Healthcare Acquisitions Corp.
Expiration: April 2023	16,666	23,999
Exercise Price: $11.50
DiamondPeak Holdings Corp.
Expiration: April 2024	24,199	20,569
Exercise Price: $11.50
Edtechx Holdings Acquisition Corp.
Expiration: December 2025	40,325	9,634
Exercise Price: $11.50
Emergent Capital, Inc.
Expiration: July 2025	640,000	0
Exercise Price: $0.00 (c)(e)
Forum Merger II Corp.
Expiration: September 2025	68,439	40,379
Exercise Price: $11.50
GigCapital2, Inc.
Expiration: July 2024	102,250	28,712

Haymaker Acquisition Corp. II
Expiration: October 2026	13,447	20,148
Exercise Price: $11.50
HL Acquisitions Corp.
Expiration: July 2023	34,456	8,958
Exercise Price: $11.50 (f)
Hunter Maritime Acquisition Corp.
Expiration: March 2024	46,221	971
Exercise Price: $11.50 (f)
KBL Merger Corp. IV
Expiration: January 2024	275,000	24,750
Exercise Price: $11.50
Landcadia Holdings II, Inc.
Expiration: May 2026	23,000	17,710
Exercise Price: $11.50
Legacy Acquisition Corp.
Expiration: November 2022	118,750	41,562
Exercise Price: $11.50
Leisure Acquisition Corp.
Expiration: December 2022	30,644	22,064
Exercise Price: $11.50
LF Capital Acquisition Corp.
Expiration: June 2023	124,850	39,952
Exercise Price: $11.50
Longevity Acquisition Corp.
Expiration: July 2025	63,286	5,696
Exercise Price: $11.50 (f)
Monocle Acquisition Corp.
Expiration: June 2024	59,500	24,990
Exercise Price: $11.50
Mudrick Capital Acquisition Corp.
Expiration: March 2025	49,182	29,509
Exercise Price: $11.50
Pensare Acquisition Corp.
Expiration: August 2022	19,254	4,236
Exercise Price: $11.50
Pure Acquisition Corp.
Expiration: April 2023	273,277	286,941
Exercise Price: $11.50
Reebonz Holding Ltd.
Expiration: December 2023	56,895	228
Exercise Price: $92.00 (f)
Simplicity Esports and Gaming Co.
Expiration: November 2023	29,549	9,751
Exercise Price: $11.50
Tenzing Acquisition Corp.
Expiration: August 2025	54,305	9,775
Exercise Price: $11.50 (f)
Tiberius Acquisition Corp.
Expiration: April 2023	113,800	67,142
Exercise Price: $11.50
TKK Symphony Acquisition Corp.
Expiration: August 2023	212,439	19,119
Exercise Price: $11.50 (f)
Tottenham Acquisition I Ltd.
Expiration: June 2025	12,474	2,121
Exercise Price: $11.50 (f)
Trident Acquisitions Corp.
Expiration: June 2021	175,020	26,253
Exercise Price: $11.50
Trinity Merger Corp.
Expiration: May 2023	97,377	123,669
Exercise Price: $11.50
Tuscan Holdings Corp.
Expiration: April 2026	23,194	17,627
Exercise Price: $11.50
Tuscan Holdings Corp. II
Expiration: July 2025	120,016	57,608
Exercise Price: $11.50
VectoIQ Acquisition Corp.
Expiration: June 2023	38,325	16,480
Exercise Price: $11.50
Wealthbridge Acquisition Ltd.
Expiration: March 2024	40,000	4,400
Exercise Price: $11.50 (f)
Xynomic Pharmaceuticals Holdings, Inc.
Expiration: May 2024	50,000	3,000
Exercise Price: $11.50
Total Warrants (Cost $1,396,682)		1,258,544

RIGHTS - 0.25% (a)
Agba Acquisition Ltd. (Expiration: May 16, 2020) (f)	51,750	9,833
Alberton Acquisition Corp. (Expiration: October 24, 2019) (f)	70,000	20,300
Allegro Merger Corp. (Expiration: January 9, 2020)	200,080	50,020
Andina Acquisition Corp. III (Expiration: July 31, 2020) (f)	120,950	36,285
Big Rock Partners Acquisition Corp. (Expiration: November 22, 2019)	111,602	21,204
GigCapital2, Inc. (Expiration: December 10, 2020)	102,250	30,164
HL Acquisitions Corp. (Expiration: January 2, 2020) (f)	34,456	8,614
KBL Merger Corp. IV	275,000	49,500
Longevity Acquisition Corp. (Expiration: November 27, 2019) (f)	63,286	12,657
Pensare Acquisition Corp. (Expiration: December 1, 2019)	30,000	8,997
TKK Symphony Acquisition Corp. (Expiration: February 20, 2020) (f)	212,439	50,985
Tottenham Acquisition I Ltd. (Expiration: November 6, 2019) (f)	12,474	2,545
Twelve Seas Investment Co. (Expiration: December 22, 2019) (f)	81,000	25,920
Wealthbridge Acquisition Ltd. (Expiration February 8, 2020) (f)	40,000	8,804
Total Rights (Cost $449,830)		335,828

MONEY MARKET FUNDS - 10.77%
Fidelity Institutional Government Portfolio - Class I, 1.860% (d)	7,156,362	7,156,362
STIT-Treasury Portfolio - Institutional Class, 1.765% (d)	7,156,363	7,156,363
Total Money Market Funds (Cost $14,312,725)		14,312,725

Total Investments (Cost $187,178,827) - 142.38%		189,149,541
Liabilities in Excess of Other Assets - (0.53)%		(700,936)
Preferred Stock - (41.85)%		(55,599,400)
TOTAL NET ASSETS - 100.00%		$132,849,205

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at September 30, 2019.
(c)	Fair valued securities. The total market value of these securities was $1,572,941, representing 1.18% of net assets. Value determined using significant unobservable inputs.
(d)	The rate shown represents the seven-day yield at September 30, 2019.
(e)	Illiquid securities. The total market value of these securities was $1,572,941, representing 1.18% of net assets.
(f)	Foreign-issued security.
(g)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.
(h)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $1,918,759, represents 1.45% of net assets.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, liquidation claims and warrants are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

In addition to special meetings, the Valuation Committee meets prior to each regular quarterly Board meeting. At each quarterly meeting, the Adviser delivers a written report (the “Quarterly Report”) regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Valuation Committee reviews the Quarterly Report, discusses the valuation of the fair valued securities with appropriate levels of representatives from the Adviser’s management, and, unless more information is required, approves the valuation of fair valued securities.

The Valuation Committee also reviews other interim reports as necessary.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies
Closed-End Funds	$108,581,541	$-	$-	$108,581,541
Business Development Companies	8,523,382	-	-	8,523,382
Preferred Stocks
Real Estate Investment Trusts	3,434,460	-	-	3,434,460
Thrifts & Mortgage Finance	1,559,340	-	-	1,559,340
Other Common Stocks
Biotechnology	44,000	-	-	44,000
Professional Services	3,573,812	-	-	3,573,812
Real Estate Investment Trusts	1,442,613	-	-	1,442,613
Real Estate Management & Development	763,404	-	-	763,404
Software	6,463	-	-	6,463
Specialty Retail	45,000	-	-	45,000
Special Purpose Acquisition Vehicles	23,384,997	12,318,243	-	35,703,240
Liquidating Trusts	-	-	172,941	172,941
Convertible Notes	-	1,918,751	-	1,918,751
Corporate Notes	-	6,073,497	-	6,073,497
Senior Secured Notes	-	-	1,400,000	1,400,000
Warrants	875,656	382,888	0	1,258,544
Rights	184,735	151,093	-	335,828
Money Market Funds	14,312,725	-	-	14,312,725
Total	$166,732,128	$20,844,472	$1,572,941	$189,149,541

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Special Opportunities Fund

The fair value of derivative instruments as reported within the Schedule of Investments as of September 30, 2019:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$ 1,258,544

The effect of derivative instruments on the income for the period ended September 30, 2019:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$ 291,865
on Investments

Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$ 32,975
appreciation of investments

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Preferred Stocks	Liquidating Trusts	Convertible Notes	Corporate Bonds	Senior Secured Notes	Warrants
Balance as of 12/31/2018	$3,421,000	$434,909	$273,806	$15,000	$1,600,000	$26,640
Dispositions	-	(16,341)	(273,806)	-	-	-
Transfers into (out of) Level 3	-	-	-	-	-	(26,640)	(1)
Corporate Actions	(3,181,496)	(102,439)	-	-	-	-
Realized Gain (Loss)	-	11,818	-	-	-	-
Change in unrealized appreciation (depreciation)	(239,504)	(155,006)	-	(15,000)	(200,000)	-
Balance as of 9/30/19	$-	$172,941	$-	$-	$1,400,000	$0
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2019	$-	$(157,605)	$-	$-	$(200,000)	$-

(1) Tranfer out of Level 3 is due to a security currently obtaining a price by ICE that was previously priced by the Adviser.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019:

Category	Fair Value September 30, 2019	Valuation Methodologies	Unobservable Input	Range
Liquidating Trusts	$172,941	Last Traded Price	Financial Assessments/ Company Announcements and Discount to Liquidation Value	$0.2875-0.83
Senior Secured Notes	1,400,000	Company-Specific Information	Terms of the Note/ Financial Assessments/ Company Announcements	87.50-100.00
Warrants	0	Last Traded Price	Market Assessments	0.00

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title)  /s/ Andrew Dakos
Andrew Dakos, President

Date  November 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Andrew Dakos
Andrew Dakos, President

Date  November 19, 2019

By (Signature and Title)  /s/ Thomas Antonucci
Thomas Antonucci, Chief Financial Officer

Date  November 19, 2019